Amounts receivable	12 Months Ended
Dec. 31, 2019
Trade and other current receivables [abstract]
Amounts receivable
5	Amounts receivable

	2019	2018
	$	$
Amounts due from government assistance and government loans	–	7
Sales tax receivable	406	557
Revenue from subcontracts	45	33
Other	394	740

	845	1,337